LEASES - Future minimum lease payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments for operating leases
December 31, 2021	$ 112,424
December 31, 2022	112,424
December 31, 2023	56,212
Total minimum payments	281,060
Less: imputed interest	17,445
Total operating lease liabilities	$ 263,615	$ 339,119